UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2009

Total Return for the 6 Months Ended April 30, 2009

				Barclays	Lipper
				Capital	Multi-
				Intermediate	Sector
				U.S.	Income
				Government/	Funds
Class A	Class B	Class C	Class I	Credit Index[1]	Index[2]
12.33%	11.96%	12.00%	12.64%	6.73%	6.67%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Although economic indicators remained weak at the end of the reporting period, most appeared to be showing signs of a possible bottom. First quarter 2009 gross domestic product declined 6.1 percent, which was marginally better than the fourth quarter 2008 decline of 6.3 percent. Overall, broad economic stimulus, lower inventories, and easy capital conditions in both the consumer and business segments point to the potential for an upturn in the economy in the second half of 2009.

Pockets of value have begun to emerge in some non-Treasury sectors, most notably in the investment-grade and below investment-grade corporate credit area, and to a lesser extent in agency mortgage-backed securities. Corporate credit spreads narrowed over the first months of 2009, but not all sectors behaved equally. While utilities and industrials experienced brisk rallies, financials proved to be a laggard once again with spreads continuing to widen. Despite an improvement in tone, the financial sector continues to be the victim of lingering economic and political uncertainty. In terms of credit quality, lower quality corporate credits outpaced their higher-quality counterparts for the first four months of 2009.

The mortgage sector improved in recent months, posting healthy price gains versus equal-duration Treasuries, due in part to the Federal Reserve’s planned purchase of large quantities of agency mortgage-backed securities. Despite lower volatility in the sector, yield spreads remain wider than historic averages. While the commercial real estate market will likely face strong headwinds from a weak economy and loose underwriting standards, the residential real estate market should benefit from lower mortgage rates, opening the possibility for a refinancing wave and a reduction of inventory. The agency sector performed well as of late, thanks to growing investor acceptance of the special FDIC-backed bank notes, which were included within this sector in 2008.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Barclays Capital Intermediate U.S. Government/Credit Index (the “Index”) and the Lipper Multi-Sector Income Funds Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

The Fund’s yield curve positioning contributed to performance for the period. In response to a steepening of the yield curve late in the period, we positioned the portfolio to benefit from a potential narrowing of the yield spread between the 10-year portion of the yield curve and the long end of the curve through the use of Treasury futures contracts. This trade was additive to performance and the position was subsequently reduced. The Fund also benefited from a long position in intermediate forward swap rates and a short position in 30-year swap rates. We initiated this position based on our view that the market was too optimistic in pricing a recovery, and that intermediate forward rates were consequently too high relative to long rates. This view was borne out as rates came into line with our expectations and the position was subsequently unwound.

The Fund had a small position in below investment-grade corporate bonds during the reporting period. Although this position hindered performance in the last months of 2008, it enhanced returns in 2009 when the high-yield sector of the corporate credit market outperformed the investment-grade sector. We modestly increased the portfolio’s holdings in investment-grade corporate credits in the last months of the reporting period, which was advantageous as this sector’s performance has improved.

The agency debenture sector benefited from the growing acceptance of the newer FDIC-backed bank issues and as a result, the Fund’s agency holdings, which included FDIC-backed issues, had a positive impact on relative performance.

The primary detractor from the Fund’s performance relative to the Index was an allocation to non-agency mortgage securities, which are not represented in the Index. Although this position was reduced by the end of 2008, the impact of price declines due to forced selling in the market, rising mortgage delinquencies and falling home prices, particularly in the fourth quarter, was a drag on performance for the overall period. On the other hand, the Federal Reserve’s mortgage-backed securities buying program helped the agency mortgage-backed sector perform well during the first months of 2009. This was especially true in the lower-coupon portion (4 to 6 percent) of the sector. We took opportunities to shift the portfolio’s agency mortgage-backed position to focus on these lower-coupon issues, which benefited relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION++ as of 04/30/09
Domestic Corporate Bonds	36.6%
Short-Term Investments	21.0
U.S. Government Agencies & Obligations	19.4
Foreign Corporate Bonds	17.8
Mortgage-Backed Securities	4.5
Convertible Bond	0.4
Collateralized Mortgage Obligations	0.1
Municipal Bond	0.1
Preferred Stock	0.1

LONG-TERM CREDIT ANALYSIS as of 04/30/09
AAA	35.0%
AA	0.3
A	0.6
BBB	14.3
BB	27.5
B	21.0
NR	1.3

++ Does not include long/short futures contracts with an underlying face amount of $29,929,560 and net unrealized appreciation of $64,995. Also does not include open swap and forward foreign currency contracts with net unrealized depreciation of $1,672,022 and appreciation of $122,009, respectively.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 04/09/92)		(since 07/28/97)		(since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	−12.13%[3]		−12.65%[3]		−12.66%[3]		−11.69%[3]
	−15.87	[4]	−16.64	[4]	−13.46	[4]	—

5 Years	1.54	[3]	0.91	[3]	0.91	[3]	1.81	[3]
	0.66	[4]	0.62	[4]	0.91	[4]	—

10 Years	1.36	[3]	0.85	[3]	0.74	[3]	1.62	[3]
	0.92	[4]	0.85	[4]	0.74	[4]	—

Since Inception	1.70	[3]	3.00	[3]	1.07	[3]	1.96	[3]
	1.33	[4]	3.00	[4]	1.07	[4]	—
Gross Expense Ratio	1.10		1.70		1.70		0.85

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of the Fund’s fiscal year end.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Sector Income Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			11/01/08 –
	11/01/08	04/30/09	04/30/09
Class A
Actual (12.33% return)	$1,000.00	$1,123.30	$6.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.21
Class B
Actual (11.96% return)	$1,000.00	$1,119.60	$9.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.67	$9.20
Class C
Actual (12.00% return)	$1,000.00	$1,120.00	$9.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.67	$9.20
Class I
Actual (12.64% return)	$1,000.00	$1,126.40	$5.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96

@	Expenses are equal to the Fund’s annualized expense ratios of 1.24%, 1.84%, 1.84% and 0.99% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Foreign Corporate Bonds (21.0%)
	Argentina (0.1%)
	Foreign Government Obligation
$235	Republic of Argentina (k)(e)(o)	8.28%	12/31/33	$69,017

	Bermuda (0.1%)
	Oilfield Services/Equipment
115	Weatherfold International Ltd.	6.00	03/15/18	96,421

	Brazil (2.9%)
	Foreign Government Obligations
1,000	Banco National de Desenvolvimento Economico e Social – 144A (a)	6.369	06/16/18	967,500
400	Federative Republic of Brazil	6.00	01/17/17	407,800
110	Federative Republic of Brazil	7.125	01/20/37	114,400
430	Federative Republic of Brazil	8.00	01/15/18	466,550
360	Federative Republic of Brazil	10.50	07/14/14	444,600
400	Federative Republic of Brazil	11.00	08/17/40	513,000
230	Federative Republic of Brazil (Series B)	8.875	04/15/24	271,975

	Total Brazil			3,185,825

	Canada (1.4%)
	Aerospace & Defense (0.9%)
1,140	Bombardier Inc. – 144A (a)	6.30	05/01/14	963,300

	Chemicals: Agricultural (0.1%)
165	Potash Corp. of Saskatchewan Inc.	6.50	05/15/19	171,789

	Oil & Gas Pipelines (0.4%)
500	Kinder Morgan Finance Co.	5.70	01/05/16	436,250

	Total Canada			1,571,339

	Colombia (0.6%)
	Foreign Government Obligations
190	Republic of Colombia (o)	7.375	01/27/17	201,438
350	Republic of Colombia	11.75	02/25/20	473,375

	Total Colombia			674,813

	Denmark (0.0%)
	Finance/Rental/Leasing
DKK 240	Realkredit Danmark	6.00	10/01/29	43,742
(m )	Unikredit Realkredit (Series ANN) (f)	5.00	10/01/29	27

	Total Denmark			43,769

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Ecuador (0.3%)
	Foreign Government Obligations
$158	Republic of Ecuador (Series REGS)	9.375%		12/15/15	$71,495
100	Republic of Ecuador – 144A (a)	9.375		12/15/15	45,250
490	Republic of Ecuador – 144A (a)	10.00		08/15/30	159,250

	Total Ecuador				275,995

	France (0.5%)
	Banking (0.2%)
192	Societe Financement de l’Economie Francaise – 144A (a)	3.375		05/05/14	192,870

	Media Conglomerates (0.2%)
240	Vivendi – 144A (a)	6.625		04/04/18	216,414

	Oilfield Services/Equipment (0.1%)
125	Compagnie Generale de Geophysique-Veritas	7.50		05/15/15	105,625

	Total France				514,909

	Ghana (0.2%)
	Foreign Government Obligations
359	Republic of Ghana – 144A (a)	8.50		10/04/17	267,455

	Indonesia (1.6%)
	Foreign Government Obligations (1.2%)
115	Republic of Indonesia (Series REGS)	7.75		01/17/38	99,354
412	Republic of Indonesia – 144A (a)	7.75		01/17/38	362,560
725	Republic of Indonesia – 144A (a)	11.625		03/04/19	870,000

					1,331,914

	Pulp & Paper (0.4%)
1,648	Tjiwi Kimia Finance BV (Series REGS)	0	.00 (b)	04/28/27	90,621
9	Tjiwi Kimia Finance BV (Series REGS)	3	.05 (b)	04/28/15	4,743
667	Tjiwi Kimia Finance BV (Series REGS)	3	.094 (b)	04/28/18	170,091
277	Tjiwi Kimia Finance BV (Series REGS)	3	.094 (b)	04/28/15	153,549

					419,004

	Total Indonesia				1,750,918

	Ivory Coast (0.1%)
	Foreign Government Obligation
560	Ivory Coast (Series YR20)	0	.00 (d)	03/31/18	126,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Luxembourg (1.2%)
	Foreign Government Obligations (0.6%)
$100	RSHB Capital SA (Series REGS)	7.175%		05/16/13	$90,953
214	Russian Agricultural Bank – 144A (a)	6.299		05/15/17	166,299
480	Russian Agricultural Bank – 144A (a)	7.175		05/16/13	425,856

					683,108

	Oil & Gas Production (0.5%)
702	TNK-BP Finance SA – 144A (a)	7.875		03/13/18	501,930

	Steel (0.1%)
160	ArcelorMittal – 144A (a)	6.125		06/01/18	129,148

	Total Luxembourg				1,314,186

	Mexico (2.2%)
	Broadcasting (0.2%)
200	Grupo Televisa SA	6.00		05/15/18	183,602

	Foreign Government Obligations (0.5%)
110	United Mexican States	6.05		01/11/40	96,525
510	United Mexican States	6.75		09/27/34	497,760

					594,285

	Oil & Gas Production (1.5%)
410	Pemex Projest Funding Master Trust (o)	8.625		12/01/23	410,000
400	Pemex Project Funding Master Trust	9.125		10/13/10	429,000
870	Pemex Project Funding Master Trust – 144A (a)	2	.62 (b)	06/15/10	852,600

					1,691,600

	Total Mexico				2,469,487

	Netherlands (1.0%)
	Electric Utilities (0.4%)
475	Intergen NV – 144A (a)	9.00		06/30/17	453,625

	Gas (0.1%)
120	Intergas Finance BV (Series REGS)	6.375		05/14/17	81,000

	Oil – Exploration & Production (0.5%)
650	KazMunaiGaz Finance Sub BV – 144A (a)	9.125		07/02/18	565,500

	Total Netherlands				1,100,125

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Peru (1.2%)
	Foreign Government Obligations
$568	Republic of Peru	6.55%	03/14/37	$552,266
470	Republic of Peru	7.125	03/30/19	509,950
110	Republic of Peru	7.35	07/21/25	119,075
130	Republic of Peru (o)	8.375	05/03/16	151,450

	Total Peru			1,332,741

	Philippines (1.0%)
	Foreign Government Obligations
450	Republic of Philiipines	9.00	02/15/13	518,355
300	Republic of Philiipines	8.375	06/17/19	333,000
175	Republic of Philiipines	8.875	03/17/15	197,531

	Total Philippines			1,048,886

	Russia (1.2%)
	Foreign Government Obligation
1,386	Russian Federation (Series REGS)	7.50	03/31/30	1,351,584

	Singapore (0.2%)
	Electronic Components (0.2%)
260	Flextronics International Ltd.	6.50	05/15/13	245,050

	South Africa (0.4%)
	Foreign Government Obligation
420	Republic of South Africa	7.375	04/25/12	448,350

	South Korea (0.3%)
	Banking (0.1%)
80	Korea Development Bank	8.00	01/23/14	84,082

	Foreign Government Obligation (0.2%)
270	Republic of Korea (o)	5.75	04/16/14	277,651

	Total South Korea			361,733

	Turkey (2.0%)
	Foreign Government Obligations
384	Republic of Turkey	6.75	04/03/18	365,760
687	Republic of Turkey	6.875	03/17/36	594,255
230	Republic of Turkey	7.50	11/07/19	228,355
180	Republic of Turkey	8.00	02/14/34	179,100
748	Republic of Turkey	11.00	01/14/13	871,420

	Total Turkey			2,238,890

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Ukraine (0.3%)
	Foreign Government Obligations
$340	Ukraine Government (REGS)	6.58%	11/21/16	$210,800
240	Ukraine Government (REGS)	7.65	06/01/13	159,600

	Total Ukraine			370,400

	United Kingdom (0.6%)
	Cable/Satellite Tv (0.5%)
210	Virgin Media Finance PLC	8.75	04/15/14	208,950
290	Virgin Media Finance PLC	9.125	08/15/16	287,100

				496,050

	Major Banks (0.1%)
195	HBOS PLC – 144A (a)	6.75	05/21/18	143,748

	Total United Kingdom			639,798

	Uruguay (0.1%)
	Foreign Government Obligations
107	Republic of Uruguay	8.00	11/18/22	102,720

	Venezuela (1.5%)
	Foreign Government Obligations
199	Republic of Venezuela	5.75	02/26/16	114,425
328	Republic of Venezuela	7.00	03/31/38	159,900
310	Republic of Venezuela (o)	8.50	10/08/14	217,310
124	Republic of Venezuela	9.00	05/07/23	72,540
485	Republic of Venezuela (o)	9.25	09/15/27	316,948
1,000	Republic of Venezuela	10.75	09/19/13	805,000

	Total Venezuela			1,686,123

	Total Foreign Corporate Bonds (Cost $25,206,064)			23,286,534

	Domestic Corporate Bonds (43.1%)
	Aerospace & Defense (0.2%)
400	Hawker Beechcraft Acquistion Co. LLC	8.50	04/01/15	137,000
125	L-3 Communications Corp.	5.875	01/15/15	115,000

				252,000

	Alternative Power Generation (0.4%)
460	NRG Energy, Inc.	7.375	01/15/17	440,450

	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875	06/01/11	279,725

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Auto Parts: O.E.M. (0.1%)
$415	ArvinMeritor, Inc. (o)	8.75%		03/01/12	$143,175

	Automotive Aftermarket (0.2%)
270	KAR Holdings Inc.	8.75		05/01/14	179,550

	Beverages – Brewers (0.1%)
160	Coca-Cola Co. (The)	4.875		03/15/19	163,508

	Beverages: Alcoholic (0.5%)
570	Constellation Brands, Inc. (o)	7.25		05/15/17	552,900

	Broadcasting (0.4%)
550	Univision Communications Inc.	7.85		07/15/11	449,625

	Building Products (0.5%)
790	Interface Inc.	9.50		02/01/14	580,650

	Cable/Satellite Tv (2.9%)
1,170	CSC Holdings Inc. – 144A (a)	8.625		02/15/19	1,184,625
575	DirecTV Holdings LLC	7.625		05/15/16	572,125
10	DISH DBS Corp.	7.00		10/01/13	9,600
545	DISH DBS Corp.	6.625		10/01/14	508,212
980	Intelsat Corp. – 144A (a)	9.25		06/15/16	950,600

					3,225,162

	Casino/Gaming (1.3%)
6,500	Aladdin Gaming Holdings LLC (Series B) (f)	13	.50 (d)	03/01/10	0
480	Las Vegas Sands Corp. (o)	6.375		02/15/15	316,800
1,010	MGM Mirage Inc. – 144A (a)	13.00		11/15/13	939,300
190	MGM Mirage Inc. (o)	6.00		10/01/09	160,550
3,904	Resort At Summerlin LP. (Series B) (c)(l)(f)	13	.00(d)	12/15/07	0

					1,416,650

	Chemicals: Major Diversified (0.2%)
295	Westlake Chemical Corp.	6.625		01/15/16	228,625

	Chemicals: Specialty (1.1%)
1,275	Innophos, Inc.	8	.875 (b)	08/15/14	1,077,375
161	Koppers Inc.	9.875		10/15/13	155,365

					1,232,740

	Coal (0.5%)
175	Foundation PA Coal Co.	7.25		08/01/14	163,187
465	Massey Energy Co.	6.875		12/15/13	398,737

					561,924

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Computer Communications (0.2%)
$195	Cisco Systems, Inc.	4.95%		02/15/19	$198,850
25	Cisco Systems, Inc.	5.90		02/15/39	23,741

					222,591

	Containers/Packaging (1.4%)
400	Berry Plastics Holding Corp. (o)	8.875		09/15/14	290,000
650	Graphic Packaging International Corp. (o)	9.50		08/15/13	589,875
400	Owens-Brockway Glass Container Inc.	6.75		12/01/14	391,000
315	Solo Cup Co. (o)	8.50		02/15/14	266,175

					1,537,050

	Data Processing Services (0.5%)
85	Fiserv Inc.	6.80		11/20/17	81,061
495	SunGard Data Systems Inc. (o)	9.125		08/15/13	475,200

					556,261

	Department Stores (0.3%)
1,070	Bon-Ton Department Stores Inc. (The)	10.25		03/15/14	339,725

	Drugstore Chains (0.4%)
895	Rite Aid Corp. (o)	8.625		03/01/15	487,775

	Electric Utilities (3.3%)
715	AES Corp. (The) – 144A (a)	8.00		06/01/20	629,200
190	AES Corp. (The) – 144A (a)	8.75		05/15/13	192,850
350	Edison Mission Energy	7.00		05/15/17	266,000
215	Edison Mission Energy (o)	7.75		06/15/16	171,462
266	Homer City Funding LLC	8.137		10/01/19	237,405
100	IPALCO Enterprises, Inc.	8	.625 (b)	11/14/11	101,000
990	Mirant Americas Generations, LLC (o)	8.50		10/01/21	831,600
260	Orion Power Holdings, Inc.	12.00		05/01/10	273,000
400	RRI Energy Inc. (o)	7.875		06/15/17	359,000
270	Texas Competitive Electric Holdings Co. LLC (Series A)	10.25		11/01/15	154,575
390	Texas Competitive Electric Holdings Co. LLC (Series B)	10.25		11/01/15	223,275
220	Texas Eastern Transmission (o)	7.00		07/15/32	201,774

					3,641,141

	Electronic Distributors (0.6%)
690	Anixter Inc.	10.00		03/15/14	662,400

	Electrical Products (0.5%)
711	Ormat Funding Corp.	8.25		12/30/20	522,385

	Electronic Production Equipment (0.1%)
155	KLA-Tencor Corp.	6.90		05/01/18	121,857

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Finance – Commercial (0.4%)
$645	First Data Corp. (o)	9.875%	09/24/15	$449,081

	Finance/Rental/Leasing (1.6%)
1,680	Ford Motor Credit Co LLC	7.25	10/25/11	1,378,420
235	SLM CORP	8.45	06/15/18	143,323
270	United Rentals NA, Inc.	6.50	02/15/12	243,000

				1,764,743

	Financial Conglomerates (0.9%)
87	GMAC LLC – 144A (a)	6.75	12/01/14	64,449
1,042	GMAC LLC – 144A (a)	6.875	09/15/11	907,009
100	Prudential financial Inc. (Series MTN)	6.625	12/01/37	61,599

				1,033,057

	Food Retail (1.7%)
580	New Albertson’s, Inc.	7.50	02/15/11	581,450
162	CA FM Lease Trust – 144A (a)	8.50	07/15/17	166,889
818	Delhaize America, Inc.	9.00	04/15/31	899,633
225	SUPERVALU Inc.	8.00	05/01/16	218,250

				1,866,222

	Food: Meat/Fish/Dairy (0.9%)
420	Michael Foods Inc. (Series B)	8.00	11/15/13	399,000
401	Pilgrim’s Pride Corp.	7.625	05/01/15	323,807
420	Smithfield Foods Inc.	7.00	08/01/11	339,150

				1,061,957

	Foods & Beverages (0.1%)
110	Dr Pepper Snapple Group, Inc.	6.82	05/01/18	107,302

	Home Building (0.1%)
160	Pulte Homes, Inc.	6.375	05/15/33	100,800

	Hospital/Nursing Management (1.9%)
1,655	HCA, Inc.	7.69	06/15/25	963,654
395	CHS/Community Health Systems Inc.	8.875	07/15/15	395,000
620	Sun Health Group, Inc.	9.125	04/15/15	606,050
215	Tenet Healthcare Corp.	7.375	02/01/13	197,800

				2,162,504

	Food-Retail (0.1%)
250	Ingles Markets, Inc. – 144A (a)	8.875	05/15/17	241,370

	Industrial Gases (0.1%)
120	Airgas, Inc. – 144A (a)	7.125	10/01/18	117,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Industrial Specialties (0.4%)
$410	Johnsondiversy, Inc.	9.625%		05/15/12	$390,525

	Integrated Oil (0.2%)
195	Chevron Corp.	4.95		03/03/19	199,638

	Major Telecommunications (0.2%)
155	Sprint Capital Corp.	6.90		05/01/19	129,425
160	Sprint Nextel Corp.	6.00		12/01/16	133,600

					263,025

	Media Conglomerates (0.2%)
175	Time Warner Cable, Inc.	6.75		07/01/18	177,373

	Medical Specialties (0.6%)
65	Baxter International Inc.	5.375		06/01/18	66,306
455	Hospira, Inc.	1	.712 (b)	03/30/10	427,192
190	Invacare Corp.	9.75		02/15/15	192,375

					685,873

	Medical/Nursing Services (1.1%)
520	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	533,000
230	Select Medical Corp.	7.625		02/01/15	175,950
817	Select Medical Corp. (o)	7	.654 (b)	09/15/15	463,648

					1,172,598

	Metal Fabrications (0.2%)
215	Hexcel Corp.	6.75		02/01/15	190,275

	Miscellaneous Commercial Services (0.8%)
100	Iron Mountain Inc.	7.75		01/15/15	100,750
815	Iron Mountain Inc.	8.625		04/01/13	822,131

					922,881

	Movies/Entertainment (0.1%)
100	AMC Entertainment Inc. (Series B)	8.625		08/15/12	100,500

	Oil – Exploration & Production (0.6%)
125	Atlas Energy Resources LLC – 144A (a)	10.75		02/01/18	110,938
310	Forest Oil Corp.	7.25		06/15/19	259,625
280	Forest Oil Corp.	7.75		05/01/14	265,300

					635,863

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Oil & Gas Pipelines (1.5%)
$600	EL Paso Corp.	7.00%		06/15/17	$542,062
125	EL Paso Corp.	7.625		07/15/11	124,369
480	Pacific Energy Partners LP/Finance Corp.	7.125		06/15/14	462,907
535	Williams Companies, Inc. (The)	7.875		09/01/21	529,340

					1,658,678

	Oil & Gas Production (4.3%)
490	Chaparral Energy, Inc.	8	.875 (b)	02/01/17	200,900
150	Chesapeake Energy Corp.	6.375		06/15/15	133,125
592	Chesapeake Energy Corp.	7.50		09/15/13	565,360
480	Chesapeake Energy Corp.	9.50		02/15/15	487,200
595	Denbury Resources Inc.	9.75		03/01/16	606,900
80	Devon Financing Corp. ULC	7.875		09/30/31	87,132
515	Hilcorp Energy/Finance – 144A (a)	7.75		11/01/15	422,300
595	Newfield Exploration Co.	6.625		09/01/14	550,375
285	Petrohawk Energy Corp. – 144A (a)	10.50		08/01/14	287,850
370	Plains Exploration & Production Co.	7.625		06/01/18	322,825
270	Plains Exploration & Production Co.	7.75		06/15/15	248,400
220	Plains Exploration & Production Co. (o)	10.00		03/01/16	215,600
785	SandRidge Energy, Inc. (c)	8.625		04/01/15	639,775

					4,767,742

	Other Consumer Services (0.6%)
510	Expedia, Inc. – 144A (a)	8.50		07/01/16	474,300
320	Ticketmaster Entertainment, Inc. – 144A (a)	10.75		07/28/16	220,000

					694,300

	Pharmaceuticals: Major (0.5%)
205	Novartis Capital Corp.	4.125		02/10/14	212,702
370	Roche Holdings, Inc. – 144A (a)	6.00		03/01/19	385,423

					598,125

	Pharmaceuticals: Other (0.2%)
185	Axcan Intermediate Holdings Inc.	12.75		03/01/16	182,225

	Property – Casualty Insurers (0.1%)
110	ACE INA Holdings Inc.	5.60		05/15/15	103,644

	Pulp & Paper (0.2%)
205	Glatfelter (o)	7.125		05/01/16	174,250

	Recreational Products (0.3%)
395	Scientific Games Corp.	6.25		12/15/12	361,425

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Restaurants (0.5%)
$555	ARAMARK Corp. (o)	8.50%	02/01/15	$532,800
25	McDonald’s Corp. (Series MTN) (o)	5.00	02/01/19	25,393

				558,193

	Services To The Health Industry (1.4%)
740	Biomet, Inc. (o)	11.625	10/15/17	721,500
390	Healthsouth Corp. (o)	10.75	06/15/16	399,750
160	Medco Health Solutions, Inc.	7.125	03/15/18	158,535
250	Omnicare, Inc.	6.75	12/15/13	238,125

				1,517,910

	Specialty Stores (0.2%)
625	Sonic Automotive, Inc. (Series B)	8.625	08/15/13	271,875

	Specialty Telecommunications (2.4%)
400	American Tower Corp.	7.125	10/15/12	404,500
470	American Tower Corp.	7.50	05/01/12	474,700
680	Frontier Communications Corp.	9.00	08/15/31	544,000
450	Qwest Capital Funding, Inc.	7.00	08/03/09	452,250
450	Qwest Capital Funding, Inc. (o)	7.25	02/15/11	442,125
300	Winstream Corp.	8.125	08/01/13	300,000

				2,617,575

	Steel (0.3%)
315	AK Steel Corp.	7.75	06/15/12	283,500

	Tobacco (0.1%)
85	Altria Group, Inc.	9.25	08/06/19	97,499

	Trucks/Construction/Farm Machinery (0.1%)
70	PACCAR Inc.	6.875	02/15/14	73,345

	Utilities (0.9%)
334	Midwest Generation LLC (Series B)	8.56	01/02/16	318,059
875	NSG Holdings LLC – 144A (a)	7.75	12/15/25	686,875

				1,004,934

	Wireless Telecommunications (1.4%)
125	Crown Castle International Corp.	9.00	01/15/15	128,125
850	Nextel Communications	6.875	10/31/13	656,623
740	Wind Acquisition Finance SA – 144A (a)	10.75	12/01/15	773,300

				1,558,048

	Total Domestic Corporate Bonds (Cost $61,397,847)			47,963,724

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	U.S. Government Agencies & Obligations (22.8%)
	Financial Conglomerates – FDIC Guaranteed (4.9%)
$5,400	JPMorgan Chase & Co.	2.125%	12/26/12	$5,399,163

	U.S. Government Agencies (3.9%)
	Federal Home Loan Mortgage Corp.
1,700		4.875	06/13/18	1,874,320
210		5.125	11/17/17	234,460
600	(o)	6.75	03/15/31	769,468
	Federal National Mortgage Assoc.
350	(o)	5.00	05/11/17	385,267
650	(o)	6.625	11/15/30	822,403
	Federal National Mortgage Assoc. Strip (f)
798	356 25 (IO)	7.00	12/01/34	117,596
424	356 28 (IO)	7.50	03/01/35	66,353
151	356 29 (IO)	8.00	03/01/35	31,509
266	356 44 (IO)	6.00	01/01/20	32,479
348	356 45 (IO)	6.00	01/01/20	35,439
111	356 46 (IO)	6.50	03/01/20	12,016
93	356 46 (IO)	7.00	11/01/19	10,183

				4,391,493

	U.S. Government Obligations (14.0%)
	Treasury Inflation Index Bond (TIPS)
512		3.625	04/15/28	592,463
	U.S. Treasury Strips
5,085		0.00	11/15/19	3,401,082
2,905	(o)	0.00	05/15/21	1,775,452
5,085		0.00	11/15/21	3,026,999
3,825	(o)	0.00	11/15/21	2,279,463
	U.S. Treasury Notes
249	(o)	1.50	12/31/13	244,487
2,000	(o)	1.75	03/31/14	1,978,126
1,530	(o)	1.75	01/31/14	1,516,143
106	(o)	2.75	02/15/19	102,704
192	(o)	4.75	08/15/17	217,560
	U.S. Treasury Bond
430	(o)	4.375	02/15/38	452,038

				15,586,517

	Total U.S. Government Agencies & Obligations (Cost $24,648,554)			25,377,173

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	U.S. Government Agencies- Mortgage-Backed Securities (5.4%)
	Federal Home Loan Mortgage Corp. Gold (0.9%)
$21		6.50%	02/01/39 – 09/01/33	$23,122
305		7.50	06/01/04 – 10/01/32	332,293
432		8.00	10/01/24 – 08/01/32	472,202
30		8.50	04/01/30 – 07/01/30	65,813
102		9.00	01/01/31	113,459
489		9.50	07/01/20	531

				1,007,420

	Federal National Mortgage Assoc. (3.8%)
312		6.00	01/01/19	328,847
1,075		6.50	08/01/29 – 09/01/32	1,153,160
27		7.00	08/01/29 – 11/01/32	29,208
1,246		7.50	08/01/24 – 07/01/34	1,355,524
294		8.00	06/01/22 – 07/01/31	321,402
880		8.50	05/01/20 – 04/01/32	958,646
24		9.00	09/01/21 – 09/01/30	26,705

				4,173,492

	Federal National Mortgage Assoc. Dwarf (0.0%)
634		6.00	04/01/13	668

	Government National Mortgage Assoc. (0.7%)
422		7.50	05/15/17 – 02/15/26	455,731
225		8.00	06/15/22 – 01/15/30	243,987
55		8.50	08/15/22 – 07/15/24	59,850

				759,568

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $5,759,908)			5,941,148

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Convertible Bond (0.5%)
	Cable/Satellite TV
$575	Charter Communications Operating LLC – 144A (a) (Cost $481,108)	10.875%		09/15/14	$575,000

	Municipal Bond (0.1%)
	General Obligation
140	California State (Cost $140,708)	5.95		04/01/16	146,734

	Collateralized Mortgage Obligations (f) (0.1%)
	Private Issues
	American Home Mortgage Assets
530	2006-4 1A3	0	.748 (b)	10/25/46	41,049
	GreenPoint Mortgage Funding Trust
1,502	2006-AR7 M2	0	.868 (b)	12/25/46	5,536
	Mastr Adjustabel Rate Mortgage Trust
488	2006-OA1 3A3	2	.573 (b)	04/25/46	50,058
	Structured Asset Mortgage Investments, Inc.
433	2006-AR6 1A5	0	.718 (b)	07/25/36	50,191

	Total Collateralized Mortgage Obligations (Cost $2,016,061)				146,834

NUMBER OF
SHARES

	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (h)(p)(f)	0

	Electric Utilities (0.0%)
102	PNM Resources Inc. (e)(p)(o)	869

	Food: Specialty/Candy (0.0%)
445	SFAC New Holdings Inc. (e)(p)(f)	0
2,423	SFAC New Holdings Inc. (e)(i)(p)(f)	0

		0

	Restaurants (0.0%)
3,387	American Restaurant Group Holdings, Inc. (Class A) (e)(p)(f)	27,096

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

NUMBER OF
SHARES			VALUE
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (e)(j)(p)(f)		$127
665	XO Holdings Inc. (e)(p)		206

			333

	Textiles (0.0%)
298,462	U.S. Leather, Inc. (e)(p)(f)(o)		0

	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (e)(p)		7,528

	Total Common Stocks (Cost $42,270,710)		35,826

	Preferred Stock (0.1%)
	Finance/Rental/Leasing
267	Blocker Inc. – 144A (a) (Cost $111,972)		80,117

NUMBER OF		EXPIRATION
WARRANTS		DATE

	Warrants (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A (a)(p)	03/01/10	0

	Specialty Telecommunications (0.0%)
1,331	XO Holdings Inc. (Series A) (e)(p)	01/16/10	11
997	XO Holdings Inc. (Series B) (e)(p)	01/16/10	10
997	XO Holdings Inc. (Series C) (e)(p)	01/16/10	3

			24

	Total Warrants (Cost $1,668)		24

NUMBER OF
CONTRACTS

	Call Options Purchased (0.0%)
196	EURO$ 2YR MID-CRV September/2009 @97.75 (Cost $151,949)		46,550

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN	COUPON	MATURITY
THOUSANDS	RATE	DATE	VALUE
Short-Term Investments (24.7%)
U.S. Government Obligations (2.4%)
$2,706	U.S. Treasury Bills (g)(n)(o) (Cost $2,705,793)	0	.262-0.343%	05/15/09	$2,705,793

Securities Held as Collateral on Loaned Securities (16.8%) Repurchase Agreements (2.6%)
1,127	Bank of America Securities LLC (0.18%, dated 04/30/09, due 05/01/09; proceeds $1,127,209; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: GNMA 6.00% due 10/20/38; value at $1,149,791)	1,127,191
255	Bank of America Securities LLC (0.30%, dated 04/30/09, due 05/01/09; proceeds $254,656; fully collateralized by commercial paper at the date of this Portfolio of Investments as follow: Bank of New Zealand International Funding Ltd. 1.249% due 09/17/09; value at $259,758)	254,652

764	Barclays (0.60%, dated 04/30/09, due 05/01/09; proceeds $763,955; fully collateralized by common stock at the date of this Portfolio of Investments as follow: Hasbro, Inc.; valued at $802,207)	763,955
764	Citigroup (0.60%, dated 04/30/09, due 05/01/09; proceeds $763,955; fully collateralized by covertible preferred stock at the date of this Portfolio of Investments as follow: CIT Group Inc.; valued at $802,702)	763,955

Total Repurchase Agreements (Cost $2,909,753)	2,909,753

NUMBER OF
SHARES (000)

Investment Company (q) (14.2%)
15,738	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $15,738,293)	15,738,293

Total Securities Held as Collateral on Loaned Securities (Cost $18,648,046)	18,648,046

Investment Company (5.5%)
6,112	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $6,112,005)	6,112,005

Total Short-Term Investments (Cost $27,465,844)	27,465,844

Total Investments (Cost $189,652,393) (r)(s)	117.8%	131,065,508

Liabilities in Excess of Other Assets	(17.8)	(19,831,804)

Total Written Options Outstanding (Premium received $24,256)	0.0	(4,900)

Net Assets	100.0%	$111,228,804

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

IO	Interest only security.
TIPS	Treasury inflation-protected security.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect at April 30, 2009.
(c)	Payment-in-kind security.
(d)	Non-income producing security; bond in default.
(e)	Acquired through exchange offer.
(f)	Securities with a total market value equal to $479,659 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.
(g)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
(i)	Resale is restricted acquired (06/10/99) at a cost basis of $24.
(j)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
(k)	Capital appreciation bond.
(l)	Issuer in bankruptcy.
(m)	Par less than 1,000.
(n)	All of a portion of this security has been physically segregated in connection with open futures contracts.
(o)	All or a portion of this security was on loan at April 30, 2009.
(p)	Non-income producing securities.
(q)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(r)	Securities have been designated as collateral in connection with open forward foreign currency contracts, open futures and swap contracts.
(s)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purpose. The aggregate gross unrealized appreciation is $1,123,991 and the aggregate gross unrealized depreciation is $59,710,876, resulting in net unrealized depreciation of $58,586,885.

Forward Foreign Currency Contracts Open at April 30, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
DKK	250,000		$42,495	05/29/09	$(1,880)
	$2,206,701	EUR	1,690,000	05/11/09	29,275
	$1,708,718	EUR	1,330,000	05/11/09	50,956
	$1,361,702	GBP	950,000	05/11/09	43,658

		Net Unrealized Appreciation			$122,009

Currency Abbreviations

BRL	Brizilian Real.
DKK	Danish Krone.
EUR	Euro.
GPB	British Pound.
MXN	Mexican New Peso.
NGN	Nigerian Naira.
TRY	Turkish Lira.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

Futures Contracts Open at April 30, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
13	Long	90 Day Euro$ March 2011	$3,173,625	$509
6	Long	90 Day Euro$ June 2011	1,460,700	(691)
6	Long	90 Day Euro$ September 2011	1,457,175	(1,516)
6	Long	90 Day Euro$ December 2011	1,453,800	(2,041)
4	Long	U.S. Treasury Bonds 30 Year, June 2009	490,250	(17,509)
7	Short	90 Day Euro$ March 2012	(1,693,650)	8,137
16	Short	U.S. Treasury Notes 5 Year, June 2009	(1,874,250)	11,214
49	Short	U.S. Treasury Notes 10 Year, June 2009	(5,925,938)	116,262
57	Short	U.S. Treasury Notes 2 Year, June 2009	(12,400,172)	(49,370)

		Net Unrealized Appreciation		$64,995

Options Written at April 30, 2009:

NUMBER OF			STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION		PRICE	DATE	PREMIUM	VALUE
196	EURO$	2YR MID-CRV	$98.50	September 2009	$24,256	$4,900

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2009 (unaudited) continued

Interest Rate Swap Contracts Open at April 30, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America N.A.	$7,770	Fixed Rate 2.435%	Floating Rate 1.10#%	April 23, 2014	$(45,610)

Bank of America N.A. ∧∧∧	5,085	Fixed Rate 0.00	Floating Rate 0.816#	November 15, 2021	(123,070)

Barclays Bank ∧∧∧	5,085	Fixed Rate 0.00	Floating Rate 0.816#	November 15, 2019	(116,488)

Barclays Bank ∧∧	5,085	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2019	(415,834)

Barclays Bank ∧∧	3,825	Floating Rate 4.026#	Fixed Rate 0.00	November 15, 2021	(327,138)

JPMorgan Chase Bank N.A. New York ∧∧	2,905	Floating Rate 3.946#	Fixed Rate 0.00	May 15, 2021	(260,426)

JPMorgan Chase Bank N.A. New York ∧∧	5,085	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2021	(410,116)

Barclays Bank ##	390	Floating Rate 2.409#	Fixed Rate ###	November 15, 2021	26,660

	Net Unrealized Depreciation				$(1,672,022)

∧∧	Fund will make payments of $1,971,912 $1,713,065, $1,269,997 and $2,260,054 repectively, on termination date.
∧∧∧	Fund will receive payments of $1,680,957, and $1,396,341 repectively, on termination date.
#	Floating rate based on USD-3 Month LIBOR.
##	Asset swap.
###	Fixed rate based on interest received from TIPS bond held by the Fund.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $167,802,095) (including $18,089,228 for securities loaned)	$109,215,210
Investment in affiliate, at value (cost $21,850,298)	21,850,298
Unrealized appreciation on open swap contracts	26,660
Unrealized appreciation on open forward foreign currency contracts	123,889
Cash	469,942
Receivable for:
Interest	1,717,451
Investment sold	313,002
Swap contracts collateral due from broker	300,000
Shares of beneficial interest sold	82,174
Dividends	4,581
Periodic interest on open swap contracts	4,538
Variation margin	1,562
Dividends from affiliate	1,241
Prepaid expenses and other assets	27,298

Total Assets	134,288,541

Liabilities:
Collateral on securities loaned at value	18,648,046
Unrealized depreciation on open swap contracts	1,698,682
Written options outstanding , at value (premium received $24,256)	4,900
Unrealized depreciation on open forward foreign currency contracts	1,880
Payable for:
Investments purchased	1,272,142
Swap contracts termination	555,303
Shares of beneficial interest redeemed	336,304
Distribution fee	38,692
Transfer agent fee	31,243
Investment advisory fee	27,389
Administration fee	7,167
Periodic interest on open swap contracts	1,899
Accrued expenses and other payables	285,395

Total Liabilities	23,059,737

Net Assets	$111,228,804

Composition of Net Assets:
Paid-in-capital	$450,976,486
Net unrealized depreciation	(60,052,552)
Dividends in excess of net investment income	(633,385)
Accumulated net realized loss	(279,061,745)

Net Assets	$111,228,804

Class A Shares:
Net Assets	$77,082,526
Shares Outstanding (unlimited authorized, $.01 par value)	16,789,550
Net Asset Value Per Share	$4.59

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$4.79

Class B Shares:
Net Assets	$26,087,544
Shares Outstanding (unlimited authorized, $.01 par value)	5,666,989
Net Asset Value Per Share	$4.60

Class C Shares:
Net Assets	$7,288,448
Shares Outstanding (unlimited authorized, $.01 par value)	1,588,062
Net Asset Value Per Share	$4.59

Class I Shares:
Net Assets	$770,286
Shares Outstanding (unlimited authorized, $.01 par value)	166,603
Net Asset Value Per Share	$4.62

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statement of Operations
For the six months ended April 30, 2009 (unaudited)

Net Investment Income:
Income
Interest (net of $2,490 foreign withholding tax)	$4,612,369
Income from securities loaned — net	62,536
Dividends from affiliate	14,254
Dividends	7,316

Total Income	4,696,475

Expenses
Investment advisory fee	172,368
Distribution fee (Class A shares)	88,987
Distribution fee (Class B shares)	120,809
Distribution fee (Class C shares)	29,485
Professional fees	102,882
Transfer agent fees and expenses	96,218
Administration fee	43,092
Shareholder reports and notices	40,033
Registration fees	27,395
Custodian fees	19,133
Trustees’ fees and expenses	6,435
Other	27,340

Total Expenses	774,177

Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,006)

Net Expenses	771,171

Net Investment Income	3,925,304

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(32,662,159)
Futures contracts	(844,851)
Option contradts	68,876
Swap contracts	3,895,451
Foreign exchange transactions	(644,271)

Net Realized Loss	(30,186,954)

Change in Unrealized Appreciation/Depreciation on:
Investments	41,142,848
Futures contracts	918,552
Option contradts	86,044
Swap contracts	(3,852,989)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(112,886)

Net Change in Unrealized Appreciation/Depreciation	38,181,569

Net Gain	7,994,615

Net Increase	$11,919,919

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	APRIL 30, 2009	OCTOBER 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,925,304	$10,094,959
Net realized loss	(30,186,954)	(11,404,592)
Net change in unrealized appreciation/depreciation	38,181,569	(38,196,582)

Net Increase (Decrease)	11,919,919	(39,506,215)

Dividends to Shareholders from Net Investment Income:
Class A shares	(4,126,389)	(7,486,938)
Class B shares	(1,571,928)	(3,989,608)
Class C shares	(380,995)	(777,351)
Class I shares	(71,096)	(616,437)

Total Dividends	(6,150,408)	(12,870,334)

Net decrease from transactions in shares of beneficial interest	(12,660,128)	(32,233,546)

Net Decrease	(6,890,617)	(84,610,095)
Net Assets:
Beginning of period	118,119,421	202,729,516

End of Period
(Including dividends in excess of net investment income of $633,385 and accumulated undistributed net investment income of $1,591,719, respectively)	$111,228,804	$118,119,421

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Flexible Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

From the period November 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) credit

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing services take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

the Statement of Operations. Each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

H. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to premium initially paid for the option.

Transactions in written options for the six months ended April 30, 2009 were as follows:

	NUMBER OF
	CONTRACT	PREMIUM

Options written, outstanding at beginning of the period	—	—
Options written	404	$108,375
Options closed	(208)	(84,119)

Options written, outstanding at end of the period	196	$24,256

I. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivative and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1” and “FIN 45-4”), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap.

The Fund may also enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) (“swaps”) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

J. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2009 were $18,089,228 and $18,648,046, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

K. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from these.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,721,728 at April 30, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $122, $24,937 and $171, respectively, and received $13,641 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For six months ended April 30, 2009, advisory fees paid were reduced by $3,006 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $14,254 for the six months ended April 30, 2009. During the six months ended April 30, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $62,415,751 and $56,303,746, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended April 30, 2009, aggregated $66,344,133, and $91,628,785, respectively. Included in the aforementioned are purchases and sales/prepayments/maturities of U.S. Government securities of $28,128,058 and $35,553,423, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30,

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $5,222. At April 30, 2009, the Fund had an accrued pension liability of $86,322 which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2008, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt of securities, mark-to market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on wash sales.

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	APRIL 30, 2009		OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,250,140	$5,460,225	1,782,813	$9,880,923
Conversion from Class B	107,820	472,355	577,416	3,329,444
Reinvestment of dividends	894,468	3,848,139	1,118,572	6,109,303
Redeemed	(2,277,666)	(9,826,354)	(4,626,990)	(25,342,266)

Net decrease – Class A	(25,238)	(45,635)	(1,148,189)	(6,022,596)

CLASS B SHARES
Sold	408,911	1,782,012	603,939	3,512,121
Conversion to Class A	(107,626)	(472,355)	(576,514)	(3,329,444)
Reinvestment of dividends	340,748	1,464,828	556,101	3,057,824
Redeemed	(2,542,475)	(11,019,910)	(4,653,622)	(25,151,297)

Net decrease – Class B	(1,900,442)	(8,245,425)	(4,070,096)	(21,910,796)

CLASS C SHARES
Sold	121,704	528,383	171,756	984,299
Reinvestment of dividends	85,652	368,053	119,716	657,563
Redeemed	(305,354)	(1,312,585)	(638,604)	(3,399,878)

Net decrease – Class C	(97,998)	(416,149)	(347,132)	(1,758,016)

CLASS I SHARES
Sold	9,367	42,318	38,718	220,194
Reinvestment of dividends	16,302	69,104	103,099	574,029
Redeemed	(986,603)	(4,064,341)	(600,369)	(3,336,361)

Net decrease – Class I	(960,934)	(3,952,919)	(458,552)	(2,542,138)

Net decrease in Fund	(2,984,612)	$(12,660,128)	(6,023,969)	$(32,233,546)

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

For hedging and investment purposes, the Fund may engage in transactions listed and over-the-counter options Eurodollar, swap and interest rate futures.

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose the sum of the periodic payments. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) (“swaps”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets

The Fund may lend securities to qualified institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Investments in Securities	$131,018,958	$21,902,437	$108,636,862	$479,659
Other Financial Instruments*	262,094	111,545	150,549	—

Total	$131,281,052	$22,013,982	$108,787,411	$479,659

Liabilities:
Other Financial Instruments*	$(1,705,462)	$(4,900)	$(1,700,562)	—

*	Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$2,622,812
Net purchases (sales)	(1,948,635)
Transfers in and/or out	355,660
Change in unrealized appreciation/depreciation	8,444,198
Realized gains (losses)	(8,994,376)

Ending Balance	$479,659

Net change in unrealized appreciation/depreciation from investments still held as of April 30, 2009	$(101,127)

10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2009 (unaudited) continued

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund’s financial statement disclosures.

Morgan Stanley Flexible Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.34		$6.10	$6.07	$6.14	$6.36	$6.38

Income (loss) from investment operations:
Net investment income (1)	0.16		0.34	0.40	0.35	0.31	0.30
Net realized and unrealized gain (loss)	0.34		(1.67)	0.00	0.07	(0.07)	0.23

Total income (loss) from investment operations	0.50		(1.33)	0.40	0.42	0.24	0.53

Less dividends from net investment income:	(0.25)		(0.43)	(0.37)	(0.49)	(0.46)	(0.55)

Net asset value, end of period	$4.59		$4.34	$6.10	$6.07	$6.14	$6.36

Total Return(2)	12.33%(6)		(23.31)%	6.72%	7.16%	3.91%	8.64%
Ratios to Average Net Assets(3) :
Total expenses (before expense offset)	1.24%(4	)(7)	1.10%(4)	1.05%(4)	1.01%	0.95%	0.84%
Net investment income	7.48%(4	)(7)	6.02%(4)	6.53%(4)	5.84%	5.32%	4.76%
Rebate from Morgan Stanley affiliate	0.01%(7)		0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$77,083		$72,985	$109,541	$116,819	$121,217	$32,383
Portfolio turnover rate	65%(6)		65%	67%	67%	137%	282%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.35		$6.11	$6.08	$6.15	$6.37	$6.39

Income (loss) from investment operations:
Net investment income(1)	0.15		0.30	0.36	0.32	0.30	0.26
Net realized and unrealized gain (loss)	0.34		(1.67)	0.00	0.06	(0.10)	0.22

Total income (loss) from investment operations	0.49		(1.37)	0.36	0.38	0.20	0.48

Less dividends from net investment income:	(0.24)		(0.39)	(0.33)	(0.45)	(0.42)	(0.50)

Net asset value, end of period	$4.60		$4.35	$6.11	$6.08	$6.15	$6.37

Total Return(2)	11.96%(6)		(23.74)%	6.06%	6.51%	3.22%	7.91%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.84%(4	)(7)	1.70%(4)	1.66%(4)	1.61%	1.57%	1.51%
Net investment income	6.88%(4	)(7)	5.42%(4)	5.92%(4)	5.24%	4.70%	4.09%
Rebate from Morgan Stanley affiliate	0.01%(7)		0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$26,088		$32,902	$71,079	$99,127	$145,764	$296,729
Portfolio turnover rate	65%(6)		65%	67%	67%	137%	282%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.34		$6.10	$6.07	$6.14	$6.36	$6.38

Income (loss) from investment operations:
Net investment income(1)	0.15		0.30	0.36	0.32	0.29	0.26
Net realized and unrealized gain (loss)	0.34		(1.67)	0.00	0.06	(0.09)	0.22

Total income (loss) from investment operations	0.49		(1.37)	0.36	0.38	0.20	0.48

Less dividends from net investment income:	(0.24)		(0.39)	(0.33)	(0.45)	(0.42)	(0.50)

Net asset value, end of period	$4.59		$4.34	$6.10	$6.07	$6.14	$6.36

Total Return(2)	12.00%(6)		(23.78)%	6.07%	6.52%	3.22%	7.93%
Ratios to Average Net Assets(3) :
Total expenses (before expense offset)	1.84%(4	)(7)	1.70%(4)	1.66%(4)	1.61%	1.57%	1.51%
Net investment income	6.88%(4	)(7)	5.42%(4)	5.92%(4)	5.24%	4.70%	4.09%
Rebate from Morgan Stanley affiliate	0.01%(7)		0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$7,288		$7,316	$12,396	$12,965	$15,464	$17,106
Portfolio turnover rate	65%(6)		65%	67%	67%	137%	282%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2009		2008	2007	2006	2005	2004
	(unaudited)

Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.36		$6.12	$6.09	$6.16	$6.38	$6.40

Income (loss) from investment operations:
Net investment income(1)	0.18		0.35	0.42	0.37	0.35	0.31
Net realized and unrealized gain (loss)	0.34		(1.67)	(0.01)	0.06	(0.09)	0.23

Total income (loss) from investment operations	0.52		(1.32)	0.41	0.43	0.26	0.54

Less dividends from net investment income:	(0.26)		(0.44)	(0.38)	(0.50)	(0.48)	(0.56)

Net asset value, end of period	$4.62		$4.36	$6.12	$6.09	$6.16	$6.38

Total Return(2)	12.64%(6)		(23.17)%	7.12%	7.40%	4.09%	8.81%
Ratios to Average Net Assets(3) :
Total expenses (before expense offset)	0.99%(4	)(7)	0.85%(4)	0.81%(4)	0.76%	0.72%	0.66%
Net investment income	7.73%(4	)(7)	6.27%(4)	6.77%(4)	6.09%	5.55%	4.94%
Rebate from Morgan Stanley affiliate	0.01%(7)		0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$770		$4,916	$9,713	$11,457	$13,506	$17,054
Portfolio turnover rate	65%(6)		65%	67%	67%	137%	282%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

2. When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Flexible Income Trust

Semiannual
Report

April 30, 2009

DINSAN
IU09-02669P-Y04/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

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